Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Vessels and equipment	$ 1,646	$ 5,868
Tax losses carried forward	164,009	155,910
Other	19,674	10,545
Total deferred tax assets	185,329	172,323
Deferred tax liabilities:
Vessels and equipment	22,913	18,037
Provisions	6,512	5,588
Other	0	2,060
Total deferred tax liabilities	29,425	25,685
Net deferred tax assets	155,904	146,638
Valuation allowance	(153,302)	(144,560)
Net deferred tax assets	$ 2,602	$ 2,078